Taxes - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%	25.00%	25.00%
Income Tax Holiday, Aggregate Dollar Amount			$ 334,794	$ 1,389,566	$ 122,251
Income Tax Holiday, Income Tax Benefits Per Share		$ 0.02	$ 0.01	$ 0.07	$ 0.01
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	$ 1,154,840		$ 648,768
Service [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	6.00%		6.00%
Value Added Tax Rate , Product One [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	0.00%		0.00%
Value Added Tax Rate, Product Two [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	11.00%		11.00%
Value Added Tax Rate , Product Three [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	13.00%		13.00%
Value Added Tax Rate, Product Four [Member]
Operating Loss Carryforwards [Line Items]
Value Added Tax Rate	17.00%		17.00%
Cayman Islands
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%		0.00%
British Virgin Islands
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%		0.00%
Hong Kong
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%		16.50%
PRC
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%		25.00%